Long-Term Debt, net - Maturities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Payment due by period ended
June 30, 2018	$ 170,557
June 30, 2019	2,184,053
June 30, 2020	20,340
June 30, 2021	20,340
June 30, 2022	10,170
Total long-term debt	2,405,460
Other income/(expenses), net
Debt refinancing discussion
Professional fees related to refinancing discussions with lenders	5,200
Fixed principal repayments
Payment due by period ended
June 30, 2018	170,557
June 30, 2019	127,564
June 30, 2020	20,340
June 30, 2021	20,340
June 30, 2022	10,170
Total long-term debt	348,971
Final Payment due on December 31, 2018*[and other payments thereafter]
Payment due by period ended
June 30, 2019	2,056,489
Total long-term debt	2,056,489
Credit Facilities
Payment due by period ended
Remaining borrowing availability	$ 0